Schedule of Accounts Receivable (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Accounts receivable	$ 1,636,306	$ 1,274,112	$ 766,692
Less: allowance for doubtful accounts	81,772	81,772
Accounts receivable – net	$ 1,554,534	$ 1,192,340	$ 766,692